VESSELS AND EQUIPMENT, NET (Details) $ in Millions	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
Vessels and equipment pledged as collateral | $	$ 1,188.2	$ 1,241.9
Number of vessels with carrying value in excess of market value | vessel	7